Accounts Receivable - Schedule of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 355,837	$ 55,839	¥ 419,317